DERIVATIVE INSTRUMENTS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
DERIVATIVE INSTRUMENTS
Notional balance for hedged items, when transactions are designated as hedge accounting	$ 0	$ 0
Fair value of derivative instruments	0	0
Derivative, Fair Value, Net	0
Realized gain (loss) on contracts treated as cash flow hedges that were reclassified from other comprehensive income	0	524	$ (2,252)
Total realized gain (loss) on undesignated derivative financial instruments	0	180	(398)
Total unrealized gain (loss) on contracts treated as cash flow hedges, Outstanding and recognized in other comprehensive income	0	0	(910)
Total ineffective portion of designated cash flow hedges recognized in financial income during the year	$ 0	$ 11	$ 185